Off-balance sheet arrangements narrative (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Purchase Commitments Related To Projects In Development Phase	€ 239,600,000	€ 243,600,000
Purchase Commitment Related to Shared Services	45,900,000	49,400,000
Purchase Commitment Related to Jyseleca Product Supply Chain	14,200,000	48,800,000
Purchase Commitment Related to Commercial And Medical Affairs	29,900,000	36,000,000.0
Purchase Commitment Related To Project In Discovery Research Phase	79,000,000.0	20,900,000
Purchase Commitment Related To Services From Novalix.	63,900,000
Purchase Commitment Related To Short Term Contractual Cost Sharing Obligations	12,300,000
Purchase commitments	408,521,000	€ 398,627,000
Commitments With Pregene	243,500,000
Jyseleca discontinued operations [Member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Purchase commitments	139,100,000
Filgotinib clinical development [Member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Purchase commitments	110,800,000
Commercial and medical affairs activities [Member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Purchase commitments	€ 21,200,000